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[Janus Letterhead]


February 22, 2007


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:  JANUS ADVISER SERIES (the "Registrant")
     1933 Act File No. 333-33978
     1940 Act File No. 811-09885

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 38 and Amendment No. 39 under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, respectively, to the Registrant's Registration Statement on Form N-1A (the "Amendment"). The Registrant is filing the Amendment pursuant to Rule 485(b) under the 1933 Act to update financial information and to make certain other non-material changes. In addition, and as discussed with Richard Noyes via telephone on February 21, 2007, this Amendment also reflects the removal of the Janus Institutional Tax-Exempt Fund. The Registrant has determined not to establish this series.

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on February 23, 2007, pursuant to Rule 485(b) under the 1933 Act. Pursuant to Rule 485(b)(4) of Regulation C under the 1933 Act, I hereby confirm that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you have any questions regarding this filing, please call me at (303)
394-6459.

Sincerely,

/s/ Stephanie Grauerholz-Lofton

Stephanie Grauerholz-Lofton
Vice President and Chief Legal Counsel

cc:  Larry Greene, Esq.
     Kelley Abbott Howes, Esq.
     Cindy Antonson
     Donna Brungardt